ADDITIONAL SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
ADDITIONAL SEGMENT INFORMATION
Schedule of additional segment information

	December 31, 2023
	Matawinie Mine	Battery Material	Corporate	Total
	Project	Plant project
Total property, plant and equipment	46,188	17,173	3,258	66,619
Total liabilities	4,942	7,571	56,996	69,509

	December 31, 2022
	Matawinie Mine	Battery Material	Corporate	Total
	Project	Plant project
Total property, plant and equipment	39,597	21,289	3,249	64,135
Total liabilities	8,022	3,808	65,920	77,750